Derivatives (Tables)	12 Months Ended
Dec. 31, 2025
Derivatives
Schedule of balance sheet impact of derivative instruments outstanding

		Derivative
Consolidated Balance Sheets Location	Notional	Fair Value	Total
December 31, 2025
Prepayments and other current assets (1)	182	(1)	181
Cryptocurrency receivable	83,743	4,089	87,832
Accounts payable (1)	2,926	1	2,927
Accrued liabilities and other current liabilities (1)	6,893	(1,327)	5,566
Long-term loans (1)	49,760	(49)	49,711
December 31, 2024
Prepayments and other current assets (1)	92	161	253
Cryptocurrency receivable	46,856	22,726	69,582
Accounts payable (1)	2,528	67	2,595
Accrued liabilities and other current liabilities (1)	5,995	1,568	7,563
Long-term loans (1)	14,015	(16)	13,999
(1)	Represents the portion of the Consolidated Balance Sheet line item that is denominated in cryptocurrency.

Schedule of gains and losses on derivative instruments

	For the year ended
	December 31,
	2024	2025
Prepayments and other current assets	140	(161)
Cryptocurrency receivable	22,726	(9,184)
Accounts Payable	(629)	(442)
Accrued liabilities and other current liabilities	(4,647)	277
Long-term loans	16	37
Total	17,606	(9,473)